INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY	INVENTORY

	December 31, 2023	December 31, 2022
Ore in stockpiles and on leach pads	$7,614	$12,492
Work-in-process	778	3,059
Finished goods	896	984
Materials and supplies	2,099	—
Total inventory	$11,387	$16,535

The amount of inventory recognized as an expense in cost of sales for the year ended December 31, 2023 was $52.9 million ($28.9 million for 2022).

During the year ended December 31, 2023, the Company recognized, within cost of sales, inventory write-downs $9.9 million ($6.4 million for the year ended December 31, 2022) relating to heap leach ore at Ruby Hill, Lone Tree and Granite Creek.